Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Derivative instruments	$ (703)	$ 3,650
Taxation loss carryforwards and disallowed finance costs	78,031	58,310
Vessels and equipment	(277)	(1,256)
Other items	(276)	(2,636)
Gross deferred tax assets	76,775	58,068
Valuation allowance	(73,341)	(54,005)
Other assets
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Assets, Net, Total	3,434	4,063
Deferred Tax Assets, Net of Valuation Allowance	(4,142)	(5,386)
Other Liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Liabilities, Net	$ 708	$ 1,323